Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	HENNESSY MUTUAL FUNDS INC
Central Index Key	0001017953
Amendment Flag	false
Document Creation Date	Mar. 01, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
HENNESSY CORNERSTONE GROWTH FUND | HENNESSY CORNERSTONE GROWTH FUND | HENNESSY CORNERSTONE GROWTH FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	HFCGX
HENNESSY CORNERSTONE GROWTH FUND | HENNESSY CORNERSTONE GROWTH FUND | HENNESSY CORNERSTONE GROWTH FUND INSTITUTIONAL CLASS
Risk/Return:
Trading Symbol	HICGX
HENNESSY CORNERSTONE MID CAP 30 FUND | HENNESSY CORNERSTONE MID CAP 30 FUND | HENNESSY MIDCAP 30 FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	HFMDX
HENNESSY CORNERSTONE MID CAP 30 FUND | HENNESSY CORNERSTONE MID CAP 30 FUND | HENNESSY MIDCAP 30 FUND INSTITUTIONAL CLASS
Risk/Return:
Trading Symbol	HIMDX
HENNESSY CORNERSTONE VALUE FUND | HENNESSY CORNERSTONE VALUE FUND | HENNESSY CORNERSTONE VALUE FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	HFCVX
HENNESSY CORNERSTONE VALUE FUND | HENNESSY CORNERSTONE VALUE FUND | HENNESSY CORNERSTONE VALUE FUND INSTITUTIONAL CLASS
Risk/Return:
Trading Symbol	HICVX